CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint venture, associate company and subsidiaries Paranatinga Energia S.A. (Details) - Paranatinga Energia S.A. R$ in Thousands	Apr. 28, 2025 BRL (R$)
Business Combinations
Cash and cash equivalents	R$ 32,805
Other current assets	3,318
Property, plant and equipament, net	59,818
Other intangibles	136,391
Other non-current assets	159
Current liabilities	(2,318)
Non-current liabilities	(203)
Assets (Liabilities), net	229,970
Purchase price	229,970
Acquisition price	197,200
Book Value
Business Combinations
Cash and cash equivalents	32,805
Other current assets	3,318
Property, plant and equipament, net	59,818
Other intangibles	7,322
Other non-current assets	159
Current liabilities	(2,318)
Non-current liabilities	(203)
Assets (Liabilities), net	100,901
Acquisition's adjustments
Business Combinations
Other intangibles	129,069
Assets (Liabilities), net	R$ 129,069